EQUITY - Transactions with Non-controlling Interests (Details) $ in Millions, R in Billions									12 Months Ended
	Nov. 09, 2018 USD ($)	Apr. 01, 2018	Dec. 07, 2016 USD ($)	Oct. 17, 2016	Sep. 28, 2016	Jan. 15, 2016 USD ($)	Jan. 15, 2016 ZAR (R)	Jan. 14, 2016	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)
Disclosure of subsidiaries [line items]
Decrease in non-controlling interests due to purchase of interest	$ 55
Proceeds from issuing shares									$ 0	$ 0	$ 3,115
Cash flows used in obtaining control of subsidiaries or other businesses									$ 39	$ (16)	(7)
Equity offering in ArcelorMittal South Africa (AMSA)											(56)
Non-controlling interests
Disclosure of subsidiaries [line items]
Equity offering in ArcelorMittal South Africa (AMSA)											80
Equity attributable to the equity holders of the parent
Disclosure of subsidiaries [line items]
Equity offering in ArcelorMittal South Africa (AMSA)											(136)
AMSF
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests		2.99%
Consideration payable												$ 328
AMSA
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests									30.78%	30.78%
Decrease in non-controlling interests due to purchase of interest						$ 80
Repayments of bonds, notes and debentures | R							R 3.2
Cash flows used in obtaining control of subsidiaries or other businesses | R							R 0.5
Proportion of ownership interest in subsidiary				69.22%		70.55%	70.55%	52.00%
Proportion of voting rights held in subsidiary			53.92%
Equity offering in ArcelorMittal South Africa (AMSA)											(56)
AMSA | Non-controlling interests
Disclosure of subsidiaries [line items]
Equity offering in ArcelorMittal South Africa (AMSA)											80
AMSA | Equity attributable to the equity holders of the parent
Disclosure of subsidiaries [line items]
Equity offering in ArcelorMittal South Africa (AMSA)											$ 136
AMSA | Ikageng Broad-Based Employee Share Trust
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests				1.33%
AMSA | Likamva Resources Proprietary Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					12.00%
Increase in non-controlling interest, percent					17.00%
Period of transition of NCI from one party to another					24 months
AMSA | Broad-Based Social And Community Development Organizations
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests					5.00%
AMSA | ArcelorMittal South Africa Employee Empowerment Share Trust
Disclosure of subsidiaries [line items]
Increase in non-controlling interest, percent					5.10%
Restrictions on disposal of interest, period					10 years
Employee stock ownership plan, expense			$ 63
Notional dividends to repay notional funding and voting rights, period			10 years
AMSA
Disclosure of subsidiaries [line items]
Proceeds from issuing shares | R							R 4.5
AM Investco Italy S.r.l.
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	15.00%
Consideration transferred, acquisition-date fair value	$ 28
Brema Warmwalz GmbH & Co KG
Disclosure of subsidiaries [line items]
Proportion of ownership interests held by non-controlling interests	11.00%
Consideration transferred, acquisition-date fair value	$ 40